Post-employment Benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PlanIII [member]
IfrsStatementLineItems [Line Items]
Contributions of all active employees	R$ 70,203	R$ 72,353